SUMMARY OF SIGNIFICANT POLICIES - Schedule of Residual Value Rate and Useful Life of Property and Equipment (Details)	Jun. 30, 2025	Dec. 31, 2024
Electronic Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Residual value rate	5.00%	5.00%
Useful life	3 years	3 years
Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Residual value rate	5.00%	5.00%
Useful life	5 years	5 years
Leasehold Improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Residual value rate	0.00%	0.00%